CAPITAL STOCK - Disclosure of detailed information about summary of warrants outstanding (Details) - Warrants [Member]	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Share purchase warrants
Outstanding, beginning of period | Share	0	3,500,005
Expired | Share	0	(3,500,005)
Outstanding, end of period | Share	0	0
Weighted average exercise price
Weighted average exercise price, beginning of period | $ / shares	$ 0	$ 0.96
Weighted average exercise price, Expired | $ / shares	0	0.96
Weighted average exercise price, end of period | $ / shares	$ 0	$ 0